CONDENSED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2010	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (6,931)	$ (385,640)	$ (6,631)	$ (392,571)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation		336		336
Changes in operating assets and liabilities:
Deposits		(9,897)		(9,897)
Accounts payable		212,048		212,048
Net cash used in operating activities	(6,931)	(183,153)	(6,631)	(190,084)
Investing activities - purchase of property and equipment		(3,363)		(3,363)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of stockholder convertible note payable		150,000		150,000
Common stock issued for cash	100		400	400
Capital contributions by stockholder	6,831	61,983	6,231	68,514
Net cash provided by financing activities	6,931	211,983	6,631	218,914
Net increase (decrease) in cash		25,467		25,467
Cash, end of period		$ 25,467		$ 25,467